November 9, 2015

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Resource Real Estate Diversified Income Fund (the “Fund” or “Registrant”), File Nos. 333-183982 and 811-22749

Ladies and Gentlemen:

On behalf of Resource Real Estate Diversified Income Fund, we hereby electronically file Post-Effective Amendment No. 10 to the Fund’s Registration Statement (the “Amendment”) on Form N-2. The Amendment is filed pursuant to Rule 486(a) under the Securities Act of 1933 for the primary purpose of making certain revisions to the Fund’s primary investment objective.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (614) 469-3265.

Very truly yours,

/s/

Thompson Hine LLP